Long-Term US Government Bond Portfolio Annual Fund Operating Expenses - Long-Term US Government Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Long-Term US Government Bond Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.80%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	1.95%	[1]
Expenses (as a percentage of Assets)	2.50%	[1]
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	2.45%	[1],[2]

[1]	“Other Expenses” include interest expense of 1.80%. Interest expense is borne by the Portfolio separately from the management fees paid to the Portfolio’s investment adviser, Mason Street Advisors, LLC, and the Portfolio’s sub-adviser, Pacific Investment Management Company LLC. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.70% and Total Annual Portfolio Operating Expenses After Expense Reimbursement are 0.65%.
[2]	The Portfolio's investment adviser has contractually agreed to reimburse expenses in order to limit Total Annual Portfolio Operating Expenses After Expense Reimbursement (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and such non-recurring and extra ordinary expenses as they may arise) to an annual rate of 0.65% of the Portfolio's average net assets. This contractual agreement will continue through at least April 30, 2027 and may not be terminated prior to that date without action by the Board of Directors.